UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             February 12, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 117351
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103	2568	130800	SH		Sole		130800
APACHE CORP			COMMON STOCKS	037411105	8928	86534	SH		Sole		86534
BLACK & DECKER CORP		COMMON STOCKS	091797100	4382	67586	SH		Sole		67586
BRUNSWICK CORP			COMMON STOCKS	117043109	2593	203987	SH		Sole		203987
CLOROX CO			COMMON STOCKS	189054109	6621	108535	SH		Sole		108535
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108	6372	149435	SH		Sole		149435
DEVON ENERGY CORP		COMMON STOCKS	25179M103	8792	119624	SH		Sole		119624
FORTUNE BRANDS INC		COMMON STOCKS	349631101	3225	74662	SH		Sole		74662
FREEPORT MCMORAN COPPER &	COMMON STOCKS	35671D857	10892	135656	SH		Sole		135656
JOY GLOBAL INC			COMMON STOCKS	481165108	6223	120670	SH		Sole		120670
KRAFT FOODS INC			COMMON STOCKS	50075N104	2821	103787	SH		Sole		103787
MASCO CORP			COMMON STOCKS	574599106	2057	148927	SH		Sole		148927
MATTEL INC			COMMON STOCKS	577081102	5519	276243	SH		Sole		276243
MERCK & CO INC			COMMON STOCKS	58933Y105	7951	217589	SH		Sole		217589
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108	7354	140283	SH		Sole		140283
PFIZER INC			COMMON STOCKS	717081103	7898	434203	SH		Sole		434203
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109	6943	144075	SH		Sole		144075
TARGET CORP			COMMON STOCKS	87612E106	4636	95840	SH		Sole		95840
TRINITY INDS INC		COMMON STOCKS	896522109	3924	225022	SH		Sole		225022
WAL MART STORES INC		COMMON STOCKS	931142103	7652	143157	SH		Sole		143157